Description of the Business and Summary of Significant Accounting Policies - Narrative (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Fair value of long-term debt	$ 603.4	$ 557.8	$ 529.2
Advertising costs		$ 0.7	$ 0.2	$ 0.3
Sales Revenue, Net [Member]
Accounting Policies [Abstract]
Concentration Risk, Percentage		15.00%	20.00%	30.00%
Credit Concentration Risk [Member]
Accounting Policies [Abstract]
Concentration Risk, Percentage		10.00%
Term Facility [Member] | Accounting Standards Update 2015-03 [Member]
Accounting Policies [Abstract]
Deferred finance costs, net			$ 7.8
Mexico | Geographic Concentration Risk [Member] | Sales Revenue, Net [Member]
Accounting Policies [Abstract]
Concentration Risk, Percentage		10.00%
Pro Forma [Member]
Accounting Policies [Abstract]
Stock split, conversion ratio	1.5543	1.5543
Stock split	1.5543 for 1	1.5543 for 1